Acquisitions (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of Business Acquisition
The purchase price of the acquisition has been allocated as follows (in thousands):

Date of acquisition:	January 10, 2013

Consideration:
Cash	$12,738
Common stock	27,783
Warrant issued	725
Total consideration	$41,246

Identifiable assets:
Cash and cash equivalents	$8,888
Investment securities	17,659
Loans	372,169
Bank owned life insurance	6,935
Premises and equipment	8,950
Deferred tax asset, net	15,228
Other assets	7,989
Total identifiable assets	437,818

Identifiable liabilities:
Deposits	383,070
Other liabilities	24,484
Total identifiable liabilities	407,554

Net identifiable assets	$30,264

Goodwill	$8,271
Core deposit intangible	2,711

Acquired Loans At Acquisition
The following table presents information regarding the purchased credit-impaired and noncredit-impaired loans acquired in conjunction with the acquisition (in thousands):

Acquired Credit-Impaired
Contractually required principal and interest	$55,983
Contractual cash flows not expected to be collected (non-accretable difference)	(19,758)
Expected cash flows	36,225
Interest component of expected cash flows (accretable difference)	(5,469)
Estimated fair value of purchased credit impaired loans acquired	$30,756

Acquired NonCredit-Impaired
Outstanding balance	$356,822
Less: fair value adjustment	(15,409)
Fair value of acquired noncredit-impaired loans	$341,413